Schedule of Restricted Stock Units (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 shares $ / shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding, Beginning Balance | shares	11,500,000	7,640,000
Weighted average exercise price, Beginning Balance | $ / shares	$ 0.19	$ 0.12
Number of restricted stock units, granted	0.31	7,210,000
Weighted average fair value per award, granted | $ / shares		$ 0.27
Number of restricted stock units, Vested | shares	(9,295,000)
Number of options outstanding, Ending Balance | shares	10,450,000	11,500,000
Weighted average exercise price, Ending Balance | $ / shares	$ 0.18	$ 0.19
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Beginning Balance | shares
Weighted average exercise price, Beginning Balance | $ / shares
Number of restricted stock units, granted | shares	3,557,000	4,425,062
Weighted average fair value per award, granted | $ / shares	$ 0.40	$ 0.16
Number of restricted stock units, Vested | shares	(3,281,000)	(4,425,062)
Weighted average fair value per award, Vested | $ / shares	$ 0.40	$ 0.16
Number of options outstanding, Ending Balance | shares	276,000
Weighted average exercise price, Ending Balance | $ / shares	$ 0.40